Annual Fund Operating Expenses - BHILL Fund - Managed Account Completion Shares	Jul. 29, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.43%	[1]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.41%)	[2]
Net Expenses (as a percentage of Assets)	0.43%	[3]

[1]	Acquired fund fees and expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets” in the Financial Highlights because the Financial Highlights reflect the operating expenses of the Fund and do not include 0.43% that is attributed to acquired fund fees and expenses.
[2]	The Fund’s investment advisor, Bramshill Investments, LLC (“Bramshill” or the “Advisor”), has contractually agreed to pay or reimburse all expenses of the Fund, except certain expenses, indefinitely. Excluded expenses include dividend expense, interest expense, acquired fund fees and expenses, and certain other Fund expenses listed in the expense limitation agreement, which may only be terminated by the Advisor with the consent of the Board of Trustees of Advisor Managed Portfolios (the “Board”).
[3]	The Fund is an investment option for certain “wrap-fee” programs or other separately managed account clients for which the Advisor receives compensation pursuant to separate management agreements. Wrap-fee program participants pay a “wrap-fee” to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or designated broker-dealers. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment advisor. The brochure is required to include information about the fees charged to you and, in case of a wrap-fee program, the fees paid by the sponsor to the Advisor. For additional information regarding separately managed account/wrap fees, please refer to the wrap brochure from the Advisor and/or your wrap-fee program sponsor.